FORM 13F COVER PAGE

Report for Calendar Year or Quarter ended:	December 31, 2011

Check here if Amendment [  ] ; Amendment Number:
This Amendment (Check only one.):  [  ]  is a restatement
			[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	Wafra Investment Advisory Group, Inc.
Address:	345 Park Avenue, 41st Floor
		New York, NY  10154

13F File number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that al information contained herein is true, correct and complete, and that is understood that all required items, statements schedules, lists and tables, are considered internal parts of this form.

Person signing this report on behalf of Reporting Manager:
Name:		Vincent Campagna
Title:		Chief Compliance Officer
Phone:		212-759-3700
Signature, Place, and Date of Signing:

      Vincent Campagna New York, NY, February 1, 2012

Report Type (Check only one)
[X]	13F Holding Report
[  ]	13F Notice
[  ]	13F Combination Report.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		79

Form 13F Information Value Total:		$586,839

List of Other Managers Included:			0

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							FORM 13F				(SEC USE ONLY)
							12/31/201	1
							Name of Re	porti	ng Man	ager
							Item 6:				Item 8:
Item 1:		Item 2:	Item 3:	Item 4:	Item 5:		Investment	Disc
	retion		Item 7:     Voting Authority Sha	res
		Title		Fair	Shares or	Shares (SH)	(a) Sole	(b)	Share
	d- (c) Shared-	Managers
Name of Issuer		of Class	Cusip No.	Market Value	Principal Amt
	Principal (PRIN)	Put/Call	As	Defin	ed    Other	See Instr.
V   (a) Sole (b) Shared	(c) None
								in	Instr.	V

AT&T Inc.	(T)	COM	00206R102	$11,003,000 	363,868	SH	363,868
		172,629	191,239
Allegheny Technologies	(ATI)	COM	01741R102	$3,411,000 	71,350
	SH	71,350				27,350	44,000
Allergan Inc.	(AGN)	COM	18490102	$8,309,000 	94,700	SH
	94,700				50,750	43,950
Amazon. Com Inc.	(AMZN	COM	23135106	$5,409,000 	31,250	SH
	31,250				15,450	15,800
American Express Company	(AXP)	COM	25816109	$7,547,000 	160,000
	SH	160,000				81,400	78,600
American Tower REIT Com.	(AMT)	CL A	03027X100	$623,000 	10,375	SH
	10,375				10,375	0
American Waterworks	(AWK)	COM	30420103	$7,498,000 	235,350	SH
	235,350				115,550	119,800
Ameriprise Financial Inc.	(AMP)	COM	03076C106	$6,197,000 	124,830
	SH	124,830				61,280	63,550
Anadarko Petroleum Corp.	(APC)	COM	32511107	$5,912,000 	77,450
	SH	77,450				37,900	39,550
Apache Corp.	(APA)	COM	37411105	$6,439,000 	71,085	SH
	71,085				33,285	37,800
Apple Computer Inc.	(AAPL	COM	37833100	$25,900,000 	63,950	SH
	63,950				31,400	32,550
Bank of America Corp.	(BAC)	COM	60505104	$7,506,000 	1,350,000
	SH	1,350,000				1,350,000	0
Berkshire Hathaway Inc.	(BRK/B	CL B NEW	84670702	$6,516,000
	85,400	SH	85,400				42,750	42,650
Bristol-Myers Squibb Co.	(BMY)	COM	110122108	$9,358,000 	265,550
	SH	265,550				144,900	120,650
CVS / Caremark Corp	(CVS)	COM	126650100	$8,643,000 	211,945	SH
	211,945				115,405	96,540
Capital One Financial Corp.	(COF)	COM	14040H105	$6,187,000
	146,300	SH	146,300				71,700	74,600
Caterpillar Inc.	(CAT)	COM	149123101	$6,328,000 	69,850	SH
	69,850				27,250	42,600
Celgene Corp.	(CELG	COM	151020104	$8,450,000 	125,000	SH
	125,000				66,800	58,200
Cerner Corp	(CERN	COM	156782104	$5,837,000 	95,300	SH
	95,300				39,250	56,050
ChevronTexaco Corp.	(CVX)	COM	166764100	$7,626,000 	71,675	SH
	71,675				37,225	34,450
Cirrus Logic Inc.	(CRUS	COM	172755100	$216,000 	13,600	SH
	13,600				13,600	0
Citigroup Inc.	(C)	COM	172967424	$25,531,000 	970,400	SH	970,400
			835,800	134,600
Coca-Cola Company	(KO)	COM	191216100	$12,749,000 	182,200	SH
	182,200				95,450	86,750
Conoco Phillips	(COP)	COM	20825C104	$7,469,000 	102,500	SH
	102,500				56,400	46,100
Cummins Inc	(CMI)	COM	231021106	$5,168,000 	58,710	SH
	58,710				26,810	31,900
Diamond Offshore Drilling	(DO)	COM	25271C102	$3,592,000 	65,000	SH
	65,000				20,600	44,400
Dick's Sporting Goods	(DKS)	COM	253393102	$5,335,000 	144,650
	SH	144,650				76,750	67,900
Dollar Tree Stores Inc.	(DLTR	COM	256746108	$7,891,000 	94,950
	SH	94,950				50,050	44,900
EMC Corp/Mass	(EMC)	COM	268648102	$6,900,000 	320,350	SH
	320,350				171,700	148,650
Express Scripts Inc. 'A'	(ESRX	COM	302182100	$6,987,000 	156,350
	SH	156,350				84,050	72,300
Exxon Mobil Corporation	(XOM)	COM	30231G102	$23,902,000 	282,000
	SH	282,000				146,400	135,600
Fastenal	(FAST	COM	311900104	$4,721,000 	108,250	SH	108,250
			52,600	55,650
General Electric Co.	(GE)	COM	369604103	$7,794,000 	435,200	SH
	435,200				217,350	217,850
Gilead Sciences Inc.	(GILD	COM	375558103	$8,064,000 	197,025	SH
	197,025				103,975	93,050
Glaxosmithkline Plc.	(GSK)	COM	37733W105	$1,255,000 	27,500	SH
	27,500				27,500	0
Google - A	(GOOG	CL A	38259P508	$13,932,000 	21,570	SH	21,570
			11,920	9,650
HMS Holdings	(HMSY	COM	40425J101	$6,510,000 	203,550	SH
	203,550				106,350	97,200
Home Depot Inc.	(HD)	COM	437076102	$10,237,000 	243,500	SH	243,500
			124,200	119,300
Honeywell International Inc.	(HON)	COM	438516106	$7,408,000
	136,300	SH	136,300				71,500	64,800
Huntington Bancshares	(HBAN	COM	446150104	$3,843,000 	700,000
	SH	700,000				369,000	331,000
ION Geophysical Corp	(IO)	COM	462044108	$192,000 	31,400	SH	31,400
			31,400	0
Int'l Business Machines Corp.	(IBM)	COM	459200101	$14,739,000
	80,155	SH	80,155				44,555	35,600
Intel Corp.	(INTC	COM	458140100	$4,353,000 	179,500	SH
	179,500				106,850	72,650
J.B. Hunt Transport Services I	nc.   (JBHT	COM	445658107	$1,810,000
	40,150	SH	40,150				23,500	16,650
JP Morgan Chase & Co.	(JPM)	COM	46625H100	$8,825,000 	265,400
	SH	265,400				140,700	124,700
Johnson & Johnson	(JNJ)	COM	478160104	$10,088,000 	153,825	SH
	153,825				82,025	71,800
Juniper Networks Inc.	(JNPR	COM	48203R104	$5,536,000 	271,250
	SH	271,250				139,750	131,500
Marathon Petroleum Corp	(MPC)	COM	56585A102	$2,810,000 	84,400
	SH	84,400				41,400	43,000
McDonald's Corporation	(MCD)	COM	580135101	$9,682,000 	96,500
	SH	96,500				47,350	49,150
Microsoft Corp.	(MSFT	COM	594918104	$12,496,000 	481,375	SH
	481,375				252,575	228,800
Newmont Mining Corp	(NEM)	COM	651639106	$4,753,000 	79,200	SH
	79,200				33,500	45,700
Nike Inc.	(NKE)	COM	654106103	$10,507,000 	109,025	SH	109,025
			55,475	53,550
Oracle Corporation	(ORCL	COM	68389X105	$8,336,000 	325,000	SH
	325,000				126,400	198,600
PPL Corp.	(PPL)	COM	69351T106	$6,036,000 	205,150	SH	205,150
			101,500	103,650
Perrigo Co.	(PRGO	COM	714290103	$7,210,000 	74,100	SH
	74,100				35,700	38,400
Phillip Morris International	(PM)	COM	718172109	$11,466,000 	146,100
	SH	146,100				67,250	78,850
Praxair Inc.	(PX)	COM	74005P104	$5,799,000 	54,250	SH	54,250
			30,250	24,000
Precision Castparts Corp.	(PCP)	COM	740189105	$6,541,000 	39,690
	SH	39,690				21,690	18,000
Procter & Gamble Co.	(PG)	COM	742718109	$14,936,000 	223,900	SH
	223,900				120,700	103,200
Prudential Financial Inc.	(PRU)	COM	744320102	$4,822,000 	96,200
	SH	96,200				51,400	44,800
Qualcomm Inc.	(QCOM	COM	747525103	$11,599,000 	212,050	SH
	212,050				107,300	104,750
Ralph Lauren Corp.	(RL)	CL A	751212101	$6,569,000 	47,575	SH
	47,575				24,750	22,825
Resmed Inc.	(RMD)	COM	761152107	$446,000 	17,550	SH	17,550
			17,550	0
Rockwell Automation	(ROK)	COM	773903109	$5,983,000 	81,550	SH
	81,550				37,550	44,000
SLM Holding Corp.	(SLM)	COM	78442P106	$4,097,000 	305,750	SH
	305,750				149,375	156,375
SPDR Trust Series 1 Index Fund	(SPY)	TR UNIT	78462F103	$10,166,000
	81,000	SH	81,000				0	81,000
Salesforce.com	(CRM)	COM	79466L302	$5,251,000 	51,750	SH
	51,750				22,500	29,250
Schlumberger Ltd.	(SLB)	COM	806857108	$10,441,000 	152,850	SH
	152,850				75,550	77,300
Skyworks Solutions Inc.	(SWKS	COM	83088M102	$294,000 	18,100	SH
	18,100				18,100	0
SucessFactors	(SFSF	COM	864596101	$492,000 	12,350	SH	12,350
			12,350	0
TJX Companies	(TJX)	COM	872540109	$8,285,000 	128,350	SH
	128,350				68,200	60,150
Tibco Software	(TIBX	COM	88632Q103	$384,000 	16,050	SH	16,050
			16,050	0
Union Pacific Corp.	(UNP)	COM	907818108	$7,490,000 	70,700	SH
	70,700				34,350	36,350
VMware	(VMW)	CL A COM	928563402	$5,083,000 	61,100	SH
	61,100				27,500	33,600
Verizon Communications	(VZ)	COM	92343V104	$7,760,000 	193,420	SH
	193,420				67,620	125,800
Wal-Mart Stores Inc.	(WMT)	COM	931142103	$9,391,000 	157,150	SH
	157,150				73,000	84,150
Wells Fargo Company	(WFC)	COM	949746101	$8,465,000 	307,150	SH
	307,150				116,950	190,200
Whole Foods Market	(WFM)	COM	966837106	$6,718,000 	96,550	SH
	96,550				47,500	49,050
Zions Bancorporation	(ZION	COM	989701107	$2,785,000 	171,050	SH
	171,050				90,650	80,400
Column Total				$586,839,000

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